Cash generated by operating activities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash generated by operating activities
Cash flow from operations	R 57,162	R 56,587	R 67,674
(Increase)/decrease in working capital	(4,841)	8,050	(11,536)
Cash generated by operating activities	R 52,321	R 64,637	R 56,138